PALMER & DODGE LLP

111 Huntington Avenue at Prudential Center

Boston, MA 02199-7613

February 7, 2005

By EDGAR and Fax (202) 942-9531

Securities and Exchange Commission

Division of Corporate Finance

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention:	Jennifer Hardy

Matt Franker

Re:	Sheffield Steel Corporation

Form S-4/A

File No. 333-121176

Dear Ms. Hardy:

On behalf of Sheffield Steel Corporation (the “Company”), we are responding to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) pertaining to the Company’s Registration Statement on Form S-4, filed on December 10, 2004 and as amended by Amendment No. 1 filed on December 17, 2004 (the “Registration Statement”), and contained in the letter dated January 7, 2004 (the “Comment Letter”), to James Nolan, President and Chief Executive Officer of the Company. To facilitate your review, we have set forth each of your comments below with the Company’s corresponding response and have numbered the items to correspond to the Comment Letter.

We hereby submit to the Commission, Amendment No. 2 to the Registration Statement (“Amendment No. 2”) which contains changes made in response to the Staff’s comments as well as additional changes made to update and correct other information in the Registration Statement since our submission to you of Amendment No. 1 on December 17, 2004. To help expedite your review, we are also supplementally providing marked copies of Amendment No. 2. References to page numbers in our responses below pertain to the page numbers in the marked version of Amendment No. 2.

General

1. On the cover page of your prospectus, please state that broker-dealers who acquired the old securities as a result of market making or other trading activities may use this prospectus for

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February 7, 2005

the exchange offer, as supplemented or amended, in connection with re-sales of the new securities.

Response to Comment No. 1:

Please refer to the third sentence of the penultimate paragraph on the cover page of the prospectus.

2. Please include the market risk disclosures required by Item 305 of Regulation S-K, or tell us where you have already addressed each of these requirements elsewhere in the filing.

Response to Comment No. 2:

The Company has included market risk disclosures on page 39 under the heading “Quantitative and Qualitative Disclosures About Market Risk.”

Inside Front Cover

3. Please include all of the information required by Item 2(2) of Form S-4 on the inside front cover page of the prospectus. State that to obtain timely delivery, security holders must request the information no later than five business days before the date they must make their investment decision.

Response to Comment No. 3:

The Company has moved the requested information so that it appears on page i.

Summary; page 1

4. We note your summary contains a lengthy description of the company’s business and business strategy. Further, we note the identical disclosure appears later in your prospectus. In the summary, you are to carefully consider and identify those aspects of the offering that are the most significant and determine how to best highlight those points in clear, plain language. The summary should not include a lengthy description of the company’s business and business strategy. This detailed information is better suited for the body of the prospectus. If you want to highlight key aspects of your business strategy, consider listing these in a bullet-point format, with one sentence per bullet point. See Item 503(a) of Regulation S-K and part IV.C. of SEC No. 33-7497.

Response to Comment No. 4:

The Company has revised the summary based on the Staff’s comments.

5. So that you do not give greater prominence to a non-GAAP measure, please also present or discuss net income each time EBITDA is presented or discussed here or elsewhere throughout the filing. This includes each of the ratios that you present having EBITDA in it as well.

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February 7, 2005

Response to Comment No. 5:

The Company has included the requested disclosure on pages 2, 44 and 45.

6. Please provide a brief statement in your summary as to the accounting treatment of the proposed exchange offer. See Form S-4, Item 4(a)(5).

Response to Comment No. 6:

The Company has provided the requested statement on page 5. It has also added the section “The Exchange Offer – Accounting Treatment” on page 71.

7. We note the discussion of your business strategy and your company’s strengths. Please balance the summary by providing an equally prominent summary of your competitive weaknesses. In addition, please provide a brief summary of the most significant risks associated with an investment in the notes. The cross-reference alone on page 11 is not meaningful to investors.

Response to Comment No. 7:

The Company has improved the balance of the summary by revising the discussion of its business strategy and removing the discussion of its strengths. The Company has also provided a brief summary of the most significant risk factors associated with an investment in the notes on page 9.

8. Include a brief summary of the material provisions of the indenture, including any covenants or provisions, or the lack of any covenants or provisions, which may afford a debt holder protection in the event of a highly leveraged transaction, merger, or similar transaction which may adversely affect the creditworthiness of the new notes and the ability to waive any such covenants or provisions. The cross-reference alone on page 11 is not meaningful to investors.

Response to Comment No. 8:

Please see the summary discussions of “Change of Control Offer,” “Asset Sale Proceeds,” and “Certain Indenture Covenants” on page 7. In addition, the Company has added a brief summary of the ability to waive provisions and covenants of the indenture on page 8.

Summary	Historical Financial Data; page 12

9. Given that you have adjusted EBITDA for charges other than interest, taxes, depreciation and amortization expenses you should revise your acronym accordingly. Measures that are calculated differently than EBITDA as defined in Item 10(e) of Regulation S-K should not be characterized as EBITDA. Refer to Question 14 of our June 13, 2003 FAQ on Non-GAAP Financial Measures.

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February 7, 2005

Response to Comment No. 9:

The Company has removed the adjustment to EBITDA so that it is now calculated as defined in Item 10(e) of Regulation S-K on pages 12 and 29.

10. To the extent that your disclosure suggests that EBITDA is a measure of operating performance, it is unclear to us how EBITDA could be a useful measure of your operating performance because of your need for on-going debt financing. EBITDA eliminates critical recurring charges that are a necessary cost of your operations. Please include a more comprehensive explanation of why you believe that EBITDA represents a useful measure of operating performance for investors. Please avoid boilerplate conclusions like “assisting in comparing performance.” Please disclose the following:

•	The manner in which you use EBITDA to conduct or evaluate your business;

•	The economic substance behind your decision to use the non-GAAP measure;

•	The material limitations associated with your use of EBITDA as compared to net income;

•	How you compensate for these limitations; and

•	The substantive reasons why you believe EBITDA provides useful information to investors.

Refer to Questions 8 and 15 of our June 13, 2003 FAQ on Non-GAAP Financial Measures.

Response to Comment No. 10:

The Company has included the requested disclosure on pages 11, 28 and 29.

11. In addition, if management uses EBITDA to evaluate liquidity, you must also reconcile it to the most closely comparable GAAP measure of liquidity, cash flows from operating activities.

Response to Comment No. 11:

Management does not use EBITDA to evaluate liquidity.

12. It appears that EBITDA excludes, rather than includes, the $2.4 million loss on debt retirement for the six months ended October 31, 2004. Please revise your disclosures accordingly.

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February 7, 2005

Response to Comment No. 12:

In response to the Staff’s Comment No. 9, the Company has removed the loss on debt retirement adjustment to EBITDA on pages 12 and 29.

13. Please disclose in note (2) to your selected financial data the dollar amount of the deficiency in your earnings to cover fixed charges for the six months ended October 31, 2003. See Instruction 2(A) to Item 503(d) of Regulation S-K.

Response to Comment No. 13:

The Company has provided the requested disclosure in note 2 on page 29 and in the Statement Regarding Computation of Earnings to Fixed Charges filed as Exhibit 12.1.

14. Please show us the computations you performed for the most recent year and interim period in determining that no pro forma ratio of earnings to fixed charges was required related to your issuance of the old notes on August 12, 2004, if a portion of the proceeds was used to repay debt. See Item 503(d) of Regulation S-K.

Response to Comment No. 14:

The Company has provided pro forma ratio of earnings to fixed charges on page 28 and has included the computation of the ratio in Exhibit 12.1.

Risk Factors; page 14

15. In your discussion under The collateral securing the notes may be insufficient . . ., please quantify the amount of debt to which the securities issued under the exchange offer will be subordinated.

Response to Comment No. 15:

The Company has provided the requested disclosure on page 14.

16. Please show how the ratio of net debt to EBITDA is computed, including how net debt is determined. Please also show how the ratio of EBITDA to cash interest expense, which is discussed on page 43 and elsewhere, is determined. See Item 10(e) of Regulation S-K.

Response to Comment No. 16:

The Company has added disclosure on pages 11 and 12 showing how net debt is determined. The Company has revised “cash interest expense” on page 44 to “interest expense.” Net debt and interest expense are presented as line items on pages 11 and 12.

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February 7, 2005

Use of Proceeds; page 26

17. Please disclose with quantification how you used or intend to use proceeds from the old notes you issued on August 12, 2004.

Response to Comment No. 17:

The Company has provided the requested disclosure on page 26.

Management’s Discussion & Analysis; page 31

Results of Operations; page 32

18. Please discuss in greater detail the business reasons for the changes between periods in the following line items:

•	Selling, general and administrative expense;

•	Depreciation and amortization expense;

•	Post-retirement benefit expense other than pensions;

•	Interest expense, net; and

•	Loss on debt retirement.

In doing so, please disclose the amount of each significant change in line items between periods and the business reasons for it. In circumstances where there is more than one business reason for the change, attempt to quantify the incremental impact of each individual business reason discussed on the overall change in the line item. It is also important to discuss and quantify each change between periods in a line item that resulted solely due to the forgiveness of various liabilities and the change in the basis of your net assets upon emergence from bankruptcy on August 14, 2002. See Item 303(a)(3) of Regulation S-K and Financial Reporting Codification 501.04.

Response to Comment No. 18:

The Company has added the requested disclosure on pages 32 through 36.

19. Please discuss any known trends in your reported results that occurred or are likely to occur and may affect future results. Please see SEC Release No. 33-8350.

Response to Comment No. 19:

The Company has added the requested disclosure on page 39.

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February 7, 2005

Liquidity and Capital Resources; page 36

20. Please disclose total capital commitments for capital expenditures for your 2005 fiscal year and the anticipated source of funds for these commitments.

Response to Comment No. 20:

The Company has provided the requested disclosure on page 36.

21. On page 36 you state that as of October 31, 2004, you had current indebtedness of $14,000. Please revise this disclosure to state your current indebtedness in millions, as you do elsewhere. We also note that you state on page 73 that the security interests granted by the Company are junior to Permitted Liens securing $33,000 of other existing indebtedness. Please revise this disclosure as well.

Response to Comment No. 21:

The Company has revised the disclosures on pages 36 and 75 to state the specified amounts in millions.

22. Please disclose if you were in compliance with your debt covenants during each period presented subsequent to your emergence from bankruptcy. Please also provide a discussion here that is similar to that in Note M of your April 30, 2004 financial statements.

Response to Comment No. 22:

The Company has added the requested disclosure on page 36.

Contractual Commitments; page 38

23. Please revise your table of contractual cash obligations to include purchase commitments, pension and post-retirement benefits, and estimated interest payments on your debt. Because the table is aimed at increasing transparency of cash flow, we believe these payments should be included in the table. Please also disclose any assumptions you made to derive these amounts.

Response to Comment No. 23:

The Company has revised the table on page 38, inserting the requested line items. Please refer to “Critical Accounting Policies and Estimates” for a discussion of applicable assumptions.

Critical Accounting Policies and Estimates; page 40

24. With respect to your critical accounting policies, please indicate whether you have discussed your critical accounting estimates with your audit committee. Additionally, for each critical accounting policy or estimate, please discuss the likelihood of materially different reported results if different assumptions or conditions were to prevail. To the extent practicable

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February 7, 2005

and meaningful, you should also quantify the effect changes in assumptions and estimates would have on your overall financial performance. See SEC Releases 33-8040 and 33-8098.

Response to Comment No. 24:

The Company has added the requested disclosure on page 41.

Description of Certain Indebtedness; page 61

25. Please elaborate on the terms of your outstanding indebtedness relating to events of default if a default could result in the acceleration of such indebtedness and therefore an event of default under the indenture. If the violation of financial covenants you have made in connection with other indebtedness would ultimately result in an event of default under the indenture, please describe those covenants as they would be in effect from time to time throughout the term of the exchange notes. Finally, if a default in any of the terms of your outstanding indebtedness could result in the acceleration of that indebtedness and therefore an event of default under the indenture, please include a risk factor discussing this possibility and the company’s ability to repay all accelerated indebtedness, including the exchange notes, simultaneously.

Response to Comment No. 25:

The Company has provided additional disclosure on page 63 regarding the relationship between an event of default under the Company’s credit facility and an event of default under the indenture. Please see “Description of Certain Indebtedness – Amended and Restated Credit Facility – Covenants and Conditions” on page 63 for a description of the financial covenants contained in the Company’s credit facility. The Company has also provided additional disclosure in the risk factor “The indenture governing the notes and other instruments governing our other indebtedness . . .” on page 17 regarding the possibility of a cross default under the indenture.

The Exchange Offer; page 62

Resale of New Notes; page 62

26. A no-action letter relates to whether the staff of the Division of Corporation Finance, rather than the Commission, will grant a company’s request not to recommend enforcement action to the Division of Enforcement or the Commission, and does not express any legal conclusion on the questions presented. Please revise your statements indicating that prior no-action letters are the position of the SEC as to whether a particular matter compiles with the federal securities laws.

Response to Comment No. 26:

The Company has revised the statements on page 64 as requested.

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February 7, 2005

Terms of the Exchange; page 63

27. Please confirm that the offer will be open for at least twenty full business days to ensure compliance with Rule 14e-1(a). As currently represented, the offer could be open for less than twenty business days due to the 5:00 p.m. New York City expiration time instead of midnight on what ultimately may be the twentieth business day following commencement. See Q & A #8 in SEC Release No. 34-16623 (Mar. 5, 1980). Further, confirm that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.

Response to Comment No. 27:

The Company confirms that the offer will be open for at least twenty full business days to ensure compliance with Rule 14e-1(a). The Company also confirms that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to Rule 424.

Expiration Date; Extensions; Amendments; page 64

28. We note on page 64 that you reserve the right to delay the acceptance of any tendered notes. Please clarify in what circumstances you will delay acceptance, as opposed to extending the exchange offer, which is discussed below.

Response to Comment No. 28:

The Company has revised the disclosure on page 66 as requested.

29. We note your reservation of the right to amend the terms of the offer. Please revise to indicate that, in the event of a material change in the offer, including the waiver of a material condition, you will extend the offer period if necessary so that at least five business days remain in the offer following notice of the material change.

Response to Comment No. 29:

The Company has made the requested revision on page 66.

30.	Please advise us as to how oral notice of any extension is reasonably calculated to reach registered holders of outstanding notes or otherwise satisfies the requirements of Rule 14e-1(d).

Response to Comment No. 30:

The Company has revised its disclosure on page 66 regarding notification to security holders of any extension of the offer to provide notice of any extension will be made by press release or other written public announcement.

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February 7, 2005

Conditions to the Exchange Offer; page 64

31. We note on page 65 that you have reserved the right not to accept securities for exchange if you determine that the offer would violate applicable law or any interpretation of the staff of the SEC, and that you can assert this and other reserved rights “at any time and from time to time.” Please revise to indicate that all conditions to the offer, other than those subject to government approval, will be satisfied or waived prior to expiration of the offer, not merely before acceptance of the outstanding notes for exchange. Please also make similar revisions to language that appears on pages 64 and 66 suggesting that you may determine whether a condition has been satisfied either before or after the expiration date.

Response to Comment No. 31:

The Company has made the requested revisions on pages 66, 67 and 68.

32. We note disclosure that you reserve the right to waive defects or irregularities or conditions of the exchange offer as to any particular initial notes. Revise this disclosure to indicate that to the extent you waive any condition of the offer, you will waive that condition for all holders of the initial notes. Similarly revise the Letter of Transmittal.

Response to Comment No. 32:

The Company has revised the disclosure on page 68 to limit the Company’s waiver right with respect to “any particular old notes” to the waiver of defects and irregularities. The Company has also similarly revised Instruction 9 to the Letter of Transmittal.

Procedures for Tendering; page 65

33. We note your disclosure on page 66 that your “interpretation of the terms and conditions of the exchange offer will be final and binding on all parties,” while elsewhere you qualify your discretion in these matters by stating that it shall be “exercised reasonably.” In the absence of any objective criteria, such as a standard of reasonableness, satisfaction of the offer conditions in the sole discretion of the bidder is the equivalent of a waiver of the offer condition. Please revise to include the objective standard for the determination of whether a condition has been satisfied that you use elsewhere. Similarly revise the Letter of Transmittal.

Response to Comment No. 33:

The Company has revised the disclosure on page 68 to limit the “final and binding” interpretation of the Company to interpretations of the form and procedures for tendering old notes. The Company has also similarly revised Instruction 9 to the Letter of Transmittal.

34. We note disclosure on page 67 indicating that the exchange agent will return any improperly tendered notes “as soon as practicable following the expiration date.” Please note that Rule 14e-l(c) requires that you issue the exchange notes or return the initial notes “promptly” upon expiration or termination of the offer, as applicable. Please revise here and throughout the

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document, as necessary. Additionally, please revise your disclosure to state that you will issue the exchange notes or return the initial notes promptly after expiration of the exchange offer, rather than after acceptance.

Response to Comment No. 34:

The Company has revised its disclosure on pages, 65, 69 and 71 as requested. The Company has also similarly revised Instructions 4 and 5 to the Letter of Transmittal.

Financial Statements

General

Please address the comments below in your predecessor financial statements as well.

35. Please provide the segment information required by SFAS 131, including your revenues from external customers for each product and service or each group of similar products and services as required by paragraph 37 of SFAS 131. We assume your product classifications will be similar those shown in the tonnage shipped data on page 31. If not, please tell us why not.

Response to Comment No. 35:

The Company believes that the disclosure of segment information is not required because the Company operates in a single operating segment. The Company provides steel products and services to the steel manufacturing and fabricating industry and therefore believes that all of its business activities from which it earns revenues and incurs expenses are from a single segment. The nature of the products produced, production processes, customer and methods of distribution are of a similar nature throughout the Company. The chief operating decision maker of the Company does not make decisions that effect the Company based on discrete financial information with respect to products or production facilities. This position has been added as a significant accounting policy in the notes to the successor financial statements on page F-15 and F-37.

36. Please disclose the information required by SFAS 123 regarding your Management Stock Incentive Plan. Note that SFAS 148 amended paragraph 45 of SFAS 123. This information is important for investors in your debt.

Response to Comment No. 36:

The Company has added the requested disclosure on page F-15.

37. Please provide the credit risk disclosures arising from the concentration of 40% of your sales to ten customers. Please refer to paragraph 15A of SFAS 107.

Response to Comment No. 37:

The Company has added the requested disclosures on pages F-23 and F-43.

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February 7, 2005

B. Fresh-Start Accounting; page F-4

38. Your reorganization value was based on the consideration of many factors and various valuation methods, including discounted cash flow analysis using projected cash flow information, selected publicly traded company market multiples of certain companies operating businesses viewed to be similar to yours, and other applicable ratios and valuation techniques believed to be representative of your business and industry. Though your reorganization value was based on consideration of many factors and various valuation methods, it is not clear which method was ultimately used and how you specifically arrived at your reorganization value. Please expand your disclosure to clarify your reorganization value as well as how you arrived at this reorganization value including a discussion of your significant assumptions. Refer to paragraph 39 of SOP 90-7.

Response to Comment No. 38:

The Company has added the requested disclosure on page F-8.

C. Summary of Significant Accounting Policies 3.

Accounts Receivable; page F-10

39. Please disclose your typical credit terms and the reasons for any differences between your credit term policy and the number of days accounts receivable are outstanding. Please explain to us why the provision for bad debts in your accounts receivable footnote is not equivalent to bad debt expense in your statements of cash flows and reconcile the two amounts, if necessary. Please also disclose what caused recoveries of accounts receivable written-off to exceed accounts receivable write-offs by $441,000 in the period ended April 30, 2003.

Response to Comment No. 39:

The Company has added the requested disclosure on pages F-10 and F-35. Recoveries of accounts receivable written-off did not exceed accounts receivable write-offs in the period ended April 30, 2003. Bad debt expense in the statement of cash flows includes amounts that were direct write-offs to expense. This was not reflected in the allowance for doubtful accounts rollforward. The Company has now included these amounts as an increase to the provision (expense) and an increase to the write-offs in the allowance for doubtful accounts rollforward and related cash flow statements on pages F-7, F-10, F-32 and F-35.

4. Inventories; page F-10

40. Please disclose your accounting policy for establishing reserves for inventory obsolescence.

Response to Comment No. 40:

The Company has added the requested disclosure on page F-11 and F-35.

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February 7, 2005

11. Revenue Recognition; page F-11

41. Please revise your revenue recognition accounting policy for product and Railway service revenues in accordance with SAB Topic 13:A. Please disclose when title passes to the customer. Please also disclose whether there are customer acceptance provisions. Please discuss your revenue recognition policy with respect to calculating and billing raw material surcharges. Please also update your estimate of product returns based on the guidance in SFAS 48. Please ensure that the revenue recognition policy in your footnote is consistent with the policy disclosed in your Critical Accounting Policies and Estimates.

Response to Comment No. 41:

The Company has added the requested disclosures on pages F-12 and F-37.

18. Planned Maintenance Activities; page F-13

42. You accrue for planned major maintenance activities prior to the periods in which the costs are actually incurred. Please disclose the nature of each planned maintenance activity you accrue for in advance, when each plant shutdown is expected to occur, its total expected cost, when you begin accruing the related costs, the amounts that you accrued in each period related to each activity in advance of the costs actually being incurred, and the related amounts still to be accrued. Please also disclose your accounting policy for planned major maintenance in your predecessor financial statements as well. If you have not used this same method for all periods presented, please tell us when you changed and how you concluded your current method was preferable.

Response to Comment No. 42:

The Company has added the requested disclosure regarding its planned major maintenance activities and its accrual for those activities on pages F-14, F-37 and F-38.

F. Property, Plant and Equipment; page F-14

43. Please breakout the machinery and equipment line item into smaller and more meaningful components. In addition, the range of useful lives currently disclosed for each major class of assets is very broad. Please separately disclose the range of useful lives for each new category presented. For categories that still have very broad useful lives, you should separately discuss the types of assets that fall in each part of the range.

Response to Comment No. 43:

The Company has broken out certain components of the machinery and equipment line item and has added disclosure regarding the range of useful lives for these categories on pages F-16, F-36 and F-50.

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February 7, 2005

G. Long-Term Debt; page F-l4

44. Based upon your disclosure on page F-16, it appears you obtained waivers related to your non-compliance with certain debt covenants in some periods. Please disclose when each waiver was obtained. Also, please disclose the specific debt covenants that you were not in compliance with, the duration of each waiver, and the amounts and forms of consideration that you paid, if any, to obtain the waivers. Also, please disclose whether each of your various debt arrangements have cross default provisions.

Response to Comment No. 44:

The Company has added the requested disclosure on page F-18.

I. Employee Benefit Plans; page F-17

45. Please disclose the benefits expected to be paid in each of the next five years and in the aggregate for the five fiscal years thereafter as required by paragraph (5)(d) of SFAS 132(R) with respect to your defined benefit plan.

Response to Comment No. 45:

The Company has added the requested disclosure on page F-20.

Condensed Consolidated Balance Sheet – Intangible assets, net; page F-38

46. Please tell us why the reorganization value in excess of identifiable assets at April 30, 2004 has been reclassified to an intangible assets account at October 31, 2004. Please consider that fresh-start accounting in accordance with SOP 90-7 as applied on August 14, 2002 allocated the reorganization value in excess of identifiable assets to goodwill rather than to an intangible asset. Please also disclose why the intangible assets or reorganization value amount has increased from $1.5 million at April 30, 2004 to $6 million at October 31, 2004.

Response to Comment No. 46:

The reorganization value in excess of identifiable assets was not reclassified. Because the financial statements were condensed, intangible assets included the reorganization value in excess of identifiable assets and capitalized debt issuance costs. The increase in intangible assets was a result of an increase in capitalized debt issuance costs related to the offering of the 11 3/8% senior notes.

The Company has added disclosure on page F-49 discussing the components of intangible assets, how it amortizes capitalized debt issuance costs and how it treats the reorganization value in excess of identifiable assets.

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February 7, 2005

Condensed Consolidated Statements of Operations and Changes in Stockholders’ Deficit – Income Tax Expense; page F-39

47. Please disclose the reasons for your low effective income tax rate for the six months ended October 31, 2004. Please refer to guidance in paragraph 47 of SFAS 109 that requires disclosure of the nature and effect of any significant matters affecting comparability for all periods presented.

Response to Comment No. 47:

The Company has added disclosure on page F-50 to clarify why the effective income tax rate for the six months ended October 31, 2004 was lower than the statutory income tax rate.

Schedule II—Valuation and Qualifying Accounts

48. Please provide Schedule II for your allowance for doubtful accounts receivable. See Rule 5-04 of Regulation S-X.

Response to Comment No. 48:

The information required by Schedule II has been provided on pages F-10 and F-35.

Information Not Required in Prospectus; page II-1

Item 22 Undertakings; page II-1

49. Furnish, in full, the undertakings required by Item 512(a)(l)(ii) of Regulation S-K and Item 22(c) of Form S-4.

Response to Comment No. 49:

The Company has furnished the requested undertakings on page II-2.

Exhibits

50. Delete language in the letter of transmittal requiring the note holder to acknowledge or certify that he has “reviewed” the prospectus and the Letter of Transmittal.

Response to Comment No. 50:

The Company has deleted the language as requested.

* * *

Please note that the Company is obligated to file the Registration Statement under a registration rights agreement between the Company and the initial purchasers of the notes.

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February 7, 2005

Under that agreement, the Company will be required to pay penalty interest to holders of the notes if the Registration Statement is not declared effective on or prior to March 10, 2005. To the extent possible, the Company would greatly appreciate any effort by the Staff to schedule its review with this deadline in mind.

If you have any questions or comments regarding this filing, please contact me at (617) 239-0789 or if I am not available, Stacie S. Aarestad of this firm at (617) 239-0314.

Very truly yours,

/s/ Matthew J. Gardella

Matthew J. Gardella

MJG/sjs

cc:	James Nolan,

President and Chief Executive Officer,

Sheffield Steel Corporation